UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.9%
Arizona 0.3%
Apache County, AR, Industrial Development Authority Revenue, Tucson Electric Power, Series 83A, 3.16% *, 12/15/2018, Credit Suisse First Boston (a)	600,000	600,000
California 2.9%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.19% *, 8/1/2013 (b)	700,000	700,000
California, Community College Financing Authority, Series A, 4.0%, 6/30/2006 (b)	1,000,000	1,003,316
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	1,500,000	1,505,381
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	2,000,000	2,007,017

		5,215,714
Colorado 4.4%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.21% *, 6/1/2013 (b)	3,000,000	3,000,000
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.21% *, 12/1/2024 (b)	1,990,000	1,990,000
Colorado, University Hospital Authority Revenue, Series B, 3.18% *, 11/15/2035, Citibank NA (a)	800,000	800,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 3.45% *, 7/1/2029, Bank One Colorado NA (a)	2,155,000	2,155,000

		7,945,000
District of Columbia 0.9%
District of Columbia, General Obligation, Core City, 3.23% *, 3/1/2028, Bank of America NA (a)	1,615,000	1,615,000
Florida 3.4%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.21% *, 7/1/2019 (b)	1,000,000	1,000,000
Jacksonville, FL, Housing Finance Authority, Multi-Family Revenue, St Augustine Airports, 3.19% *, 7/15/2033	2,000,000	2,000,000
Jacksonville, Florida, Electric Authority Revenue, Series B, 3.18% *, 10/1/2030	400,000	400,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 3.18% *, 10/1/2023, SunTrust Bank (a)	500,000	500,000
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 3.18% *, 5/1/2031, Bank of America NA (a)	850,000	850,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Loan Program, 3.18% *, 12/1/2015 (b)	400,000	400,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.19% *, 11/1/2034, Allied Irish Bank PLC (a)	1,000,000	1,000,000

		6,150,000
Illinois 12.2%
Chicago, IL, General Obligation, Series Z-10, 144A, 3.24% *, 6/29/2029 (b)	3,100,000	3,100,000
Chicago, IL, Water Revenue, Second Lien, 3.17% *, 11/1/2031 (b)	2,700,000	2,700,000
Du Page County, IL, Benedictine University Building Project, 3.2% *, 7/1/2024, National City Bank Midwest (a)	3,900,000	3,900,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 3.22% *, 12/1/2033, Bank One NA (a)	675,000	675,000
Illinois, Educational Facilities Authority Revenue:
3.0%, 4/4/2006	3,000,000	3,000,000

3.2%, 5/3/2006	1,000,000	1,000,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.21% *, 11/15/2023 (b)	3,500,000	3,500,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 3.17% *, 12/1/2034	1,700,000	1,700,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.21% *, 1/1/2023 (b)	2,575,000	2,575,000

		22,150,000
Indiana 3.9%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.2% *, 1/15/2012 (b)	3,000,000	3,000,000
Indiana, State Development Finance Authority Revenue, Educational Facilities, Indiana Museum of Art, 3.22% *, 2/1/2039, Bank One NA (a)	1,100,000	1,100,000
Indiana, Transportation Finance Authority Highway Revenue:
Series 853, 144A, 3.2% *, 6/1/2017 (b)	900,000	900,000
Series B-21, 144A, 3.21% *, 12/1/2022 (b)	2,085,000	2,085,000

		7,085,000
Iowa 1.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.19% *, 7/1/2015 (b)	2,100,000	2,100,000
Kentucky 2.3%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.31% *, 8/1/2013, Calyon Bank (a)	1,800,000	1,800,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 3.23% *, 4/1/2015, Fifth Third Bank (a)	2,470,000	2,470,000

		4,270,000
Maryland 1.1%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.19% *, 1/1/2034, KBC Bank NV (a)	2,065,000	2,065,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, ISO New England, Inc., 3.2% *, 2/1/2032, KeyBank NA (a)	2,500,000	2,500,000
Michigan 5.1%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.2% *, 1/1/2011 (b)	1,465,000	1,465,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.2% *, 5/1/2011 (b)	1,530,000	1,530,000
Michigan, Higher Education Facilities Authority Revenue, Spring Arbor, 3.23% *, 11/1/2030, Comerica Bank (a)	3,000,000	3,000,000
Michigan, Municipal Securities Trust Certificates, Series 9054-A, 144A, 3.23% *, 4/20/2011	1,900,000	1,900,000
Michigan, State Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.18% *, 8/15/2032	100,000	100,000
Michigan, University Revenue, 3.17%, 4/3/2006	635,000	635,000
Oakland University, MI, Michigan Revenue, 3.2% *, 3/1/2031 (b)	625,000	625,000

		9,255,000
New Jersey 1.9%
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	3,500,000	3,509,405
New York 2.4%
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.2% *, 12/1/2034, Allied Irish Bank PLC (a)	100,000	100,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F-1, 3.18% *, 6/15/2033	1,200,000	1,200,000
New York, NY, General Obligation, Series E-2, 3.15% *, 8/1/2034, Bank of America NA (a)	3,100,000	3,100,000

		4,400,000
North Carolina 5.8%
North Carolina, Capital Educational Facilities, Finance Agency Revenue, Forsyth County Day School, 3.2% *, 12/1/2031, Branch Banking & Trust (a)	2,000,000	2,000,000

North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.2% *, 8/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage, United Methodist:
Series B, 3.2% *, 10/1/2008, Branch Banking & Trust (a)	2,500,000	2,500,000
Series B, 3.2% *, 10/1/2035, Branch Banking & Trust (a)	1,000,000	1,000,000

		10,500,000
Ohio 4.9%
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.2% *, 2/1/2035, National City Bank (a)	4,975,000	4,975,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 3.28% *, 9/1/2020, Fifth Third Bank (a)	605,000	605,000
Series C, 3.28% *, 9/1/2025, Fifth Third Bank (a)	1,150,000	1,150,000
Salem, OH, Hospital Revenue, Salem Community, 3.22% *, 9/1/2035, JPMorgan Chase Bank (a)	2,200,000	2,200,000

		8,930,000
Oklahoma 3.5%
Tulsa County, OK, Industrial Authority Revenue, First Mortgage Montercau, Series A, 3.19% *, 7/1/2032, BNP Paribas (a)	1,725,000	1,725,000
Tulsa County, OK, Industrial Authority, Health Care Revenue, Trust Recipients, Series P7U, 144A, 3.26% *, 12/15/2018	3,000,000	3,000,000
Tulsa, OK, Industrial Authority Revenue, YMCA of Greater Tulsa Project, 3.19% *, 5/1/2019, Bank of Oklahoma NA (a)	1,655,000	1,655,000

		6,380,000
Pennsylvania 2.9%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.17% *, 7/15/2028	1,925,000	1,925,000
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series B-04, 144A, 3.19% *, 1/1/2026 (b)	150,000	150,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, 3.25% *, 6/1/2014, Rabobank Nederland (a)	180,000	180,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 3.2% *, 5/1/2033, Allied Irish Bank PLC (a)	1,140,000	1,140,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.23% *, 1/1/2024	300,000	300,000
Pennsylvania, State Public School Building Authority, School Revenue, Series A42, 144A, 2.85% *, 6/1/2028 (b)	600,000	600,000
Philadelphia, PA, Redevelopment Authority Revenue, Series R-392, 144A, 3.21% *, 4/15/2028 (b)	1,000,000	1,000,000

		5,295,000
Puerto Rico 2.0%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.17% *, 10/1/2008	3,020,000	3,020,000
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Macon Trust, Series R, 144A, 3.18% *, 7/1/2035 (b)	700,000	700,000

		3,720,000
South Carolina 2.1%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.2% *, 11/1/2032, Wachovia Bank NA (a)	3,890,000	3,890,000
South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority Revenue, University of Sioux Falls, 3.19% *, 10/1/2016, Wells Fargo Bank NA (a)	2,100,000	2,100,000
Tennessee 3.2%
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool:

3.17% *, 4/1/2032, Bank of America NA (a)	900,000	900,000
3.17% *, 7/1/2034, Bank of America NA (a)	2,875,000	2,875,000
Tennessee, Tennergy Corp. Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.22% *, 5/1/2016	2,000,000	2,000,000

		5,775,000
Texas 27.3%
Arlington, TX, General Obligation, Series 760, 144A, 3.46% *, 2/15/2013 (b)	2,985,000	2,985,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.21% *, 2/15/2029 (b)	650,000	650,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.22% *, 7/15/2010 (b)	2,295,000	2,295,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.21% *, 2/15/2022	5,445,000	5,445,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series 2005-L15, 144A, 3.23% *, 2/15/2021	6,000,000	6,000,000
Houston, TX, Utility System Revenue, 3.1%, 4/6/2006	2,000,000	2,000,000
Houston, TX, Water & Sewer System Revenue, Stars Certificates,
Series 2003-14, 144A, 3.21% *, 6/1/2026 (b)	495,000	495,000
Lubbock, TX, Independent School District, School Building, 5.25% *, 2/1/2030	7,000,000	7,058,256
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.21% *, 2/15/2030	4,000,000	4,000,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	2,000,000	2,000,000
Texas, Hidalgo Willacy Housing Fince Corp., Multi-Family Housing Revenue, Series F18J, 144A, 3.28% *, 1/1/2039	3,885,000	3,885,000
Texas, Lower Colorado River Authority, 3.23%, 4/3/2006	3,000,000	3,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	9,100,000	9,155,176
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.18% *, 11/15/2035, LaSalle Bank NA (a)	800,000	800,000

		49,768,432
Washington 2.7%
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 144A, 3.21% *, 12/1/2025 (b)	1,840,000	1,840,000
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 3.21% *, 12/1/2023 (b)	3,140,000	3,140,000

		4,980,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 180,198,551)	98.9	180,198,551
Other Assets and Liabilities, Net	1.1	2,022,742

Net Assets	100.0	182,221,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	4.4
Financial Guaranty Insurance Co.	8.9
Financial Security Assurance, Inc.	7.0
MBIA Insurance Corporation	5.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006